Investment properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 2
Disclosure of fair value measurement of assets [line items]
Investment properties, fair value	₺ 212,900	₺ 198,088
Level 3
Disclosure of fair value measurement of assets [line items]
Investment properties, fair value	195,000	236,781
Investment properties in Gebze free zone | Level 3 | Discounted cash flow [member]
Disclosure of fair value measurement of assets [line items]
Investment properties, fair value	195,000	236,781
Investment properties in Ankara | Level 2 | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties, fair value	138,900	139,614
Investment properties in Adana | Level 2 | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties, fair value	47,000	35,373
Investment properties in Aydin | Level 2 | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties, fair value	₺ 27,000	₺ 23,101